Stock Compensation Plan - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options Outstanding - Beginning balance	264,500	987,900	1,231,300
Forfeited and expired, Stock Options	(256,400)	(723,400)	(243,400)
Stock Options Outstanding - Ending Balance	8,100	264,500	987,900
Stock Options Outstanding - Beginning Balance Weighted Average Exercise Price	$ 31.02	$ 31.68	$ 33.17
Stock Options Outstanding - Forfeited and expired Weighted Average Exercise Price	$ 31.06	$ 31.92	$ 39.22
Stock Options Outstanding - Ending Balance Weighted Average Exercise Price	$ 29.91	$ 31.02	$ 31.68